Income Taxes - Summary of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Domestic	$ 0	$ 0	$ 0
Foreign	40	37	25
Total	40	37	25
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Domestic	0	0	0
Foreign	0	0	0
Total	0	0	0
Provision for income taxes	$ 40	$ 37	$ 225